Share Capital and Equity	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Share Capital and Equity
18.	SHARE CAPITAL AND EQUITY
The Company has authorized an unlimited number of Class A Subordinate Voting Shares (“SVS”), Class B Subordinate Proportionate Voting Shares (“PVS”), and Class C Multiple Voting Shares (“MVS”), all with no par value. All share classes are included within share capital in the consolidated statements of shareholder’s equity on an as converted basis. Each share class is entitled to notice of and to attend at any meeting of the shareholders, except a meeting of which only holders of another particular class of shares will have the right to vote. All share classes are entitled to receive dividends, as and when declared by the Company, on an as-converted
basis, and no dividends will be declared by the Company on any individual class unless the Company simultaneously declares or pays dividends on all share classes. No subdivision or consolidation of any share class shall be made without simultaneously subdividing or consolidating all share classes in the same manner.

Class A Subordinate Voting Shares
Holders of Class A Subordinate Voting Shares are entitled to one vote in respect of each SVS.
Class B Subordinate Proportionate Voting Shares
Holders of Class B Subordinate Proportionate Voting Shares are entitled to one vote in respect of each SVS. Each PVS is convertible into 80 SVS at the holders option.
Class C Multiple Voting Shares
Holders of Class C Multiple Voting Shares are entitled to 800 votes in respect of each MVS. One MVS can convert to one SVS but are not convertible until the later of the date that (i) the aggregate number of PVS and MVS held by the Initial Holders (being the MVS holders on their initial issuance) on are reduced to a number which is less than 50% of the aggregate number of PVS and MVS held by the Initial Holders on the date of completion of the Business Combination with Cannex (Note 14), and (ii) 3 years following the date of the business combination with Cannex.

Series	Shares outstanding as at December 31, 2019	As converted to SVS Shares
Class A – Subordinate Voting Shares	126,001,492	126,001,492
Class B – Proportionate Subordinate Voting Shares	5,053,049	404,245,119
Class C – Multiple Voting Shares	1,276,208	1,276,208

		531,522,819

For the year ended December 31, 2019—Prior to Business Combination with Cannex
On February 22, 2019, the Company issued 5,496 Class F units in connection with the acquisition of PHX Interactive (Note 14).
In March and April 2019, there was a series of purchases of
non-controlling
interests in the Company’s subsidiaries. A total of 16,414 Class F units were issued with a value of $7,989 in exchange for non-controlling
interests with a net deficit carrying value of $1,766. This resulted in a decrease in contributed capital of $10,156. These purchases gave the Company 100% ownership in 4Front PM Investco LLC, 4Front MARI Investco LLC, 4Front CIHI Investco LLC, Mission Maryland LLC, Adroit Consulting Group LLC, Old State Line Consulting Group LLC, Harborside IL Grown Medicine Inc., Illinois Grown Medicine LLC, and MMA Capital LLC. See Note 20.
On April 15, 2019, the Company issued 9,040 Class F units in connection with the acquisition of Om Medicine of Michigan (Note 14).
Prior to July 31, 2019, the Company issued 236 Class F shares to brokers with a value of $115. An offsetting $115 was recorded as share issuance costs to equity for the value of the broker services provided.

Prior to July 31, 2019, the Company issued 3,901 Class F units to certain unit holders that were previously issued liquidity warrants entitling them a 10% bonus of units in the event that the Cannex acquisition was not completed by the end of April 2019. All such warrants were exercised.
For the year ended December 31, 2019—Post-Business Combination with Cannex
On July 31, 2019, pursuant to the terms of the business combination with Cannex, the former owners of Holdings exchanged their respective interests in Holdings in exchange for a total of 340,370,271 shares in 4Front when calculated as if all share classes were converted to Subordinate Voting Shares (SVS).
Former Cannex shareholders received 190,482,146 shares in 4Front when calculated as if all share classes were converted to SVS.
After July 31, 2019, the Company issued 1,035,456 SVS with a value of $420 as share issuance costs to brokers. An offsetting $420 was recorded as share issuance costs to equity.
Replacement stock warrants were issued to Gotham Green Partners to replace stock warrants that were outstanding prior to the Cannex acquisition. The Company elected to reclass the warrants from a liability to equity following the initial Purchase Price Accounting from the acquisition. The fair value of the warrants was $5,779 on the acquisition date.
Convertible notes from Gotham Green Partners were acquired by the Company as part of the Cannex acquisition. The Company elected to reclass the value of the conversion feature from a liability to equity following the initial Purchase Price Accounting from the acquisition. The fair value of the conversion feature as determined by a third-party valuation company was $4,874 on the acquisition date.
On September 20, 2019, the Company issued $2,322 in notes to purchase non-controlling
interests in three Arkansas entities that control cannabis license through management agreements. As there was no adjustment to the carrying amounts of the controlling and non-controlling
interest, the value of the notes were recognized directly in equity.
In December 2019, an individual elected to return 365,054 shares to the treasury that were issued to the individual by Cannex prior to July 31, 2019. No consideration was provided.

For the year ended December 31, 2018
From February 2018 through June 2018, the Company completed a financing of 30,181 Class D units for proceeds of $13,355. The price of all Class D units was $442.50 each.
Because more than $10,000 of Class D units were sold, the owners of convertible debt had the option of converting their debt into Class D units. All of the holders of the outstanding $10,100 in convertible debt converted their debt into Class D units as of June 2018.
The holder of a $3,000 note payable agreed to convert the balance of the note plus approximately $300 in accrued interest into Class D units at $442.50 each. This conversion was completed in June 2018.
Stock warrants in Ventures that were held by the note holder were also exercised in exchange for 2,238 shares of Ventures’ common stock.
In April 19, 2018 the Company, purchased an additional 34.17% interest in Mission Pennsylvania II LLC from a non-controlling
interest by issuing a $2,000 note. On August 29, 2018, the Company exchanged the note for 4,520 Class D units with a value of $2,000. The carrying value of the non-controlling
interest on April 19, 2018 was a deficit of $46, resulting in a decrease in share capital on the Consolidated Statements of Shareholders’ Equity of $2,046.
In July 2018, the Company made distributions to a
non-controlling
interest for $1,050.
During September and October 2018, the Company sold $29,952 in Class F units to investors for $486.50 per unit. The proceeds were used to finance the HPI acquisition and for general business purposes. The Class F units have similar rights to the Class D units. Of the Class F units sold, 38,611 included a 10% liquidity warrant. No residual value was assigned to these warrants. As such, 3,861 Class F units are reserved for the liquidity warrants at $nil.
During November 2018, $299 in debt and accrued interest from Executives of the Company was settled with 615 Class F units.
On November 9, 2018, the Company purchased the remaining 15.83% interest in Mission Pennsylvania II LLC for $500 and by issuing 693 Class F units with a value of $337. The carrying value of the non-controlling
interest on November 9, 2018 was a deficit of $38, resulting in a decrease in share capital on the Consolidated Statements of Shareholders Equity of $876.
On November 13, 2018, the Company issued 7,605 Class E units in connection with the acquisition of Healthy Pharms Inc. See Note 14.
In December 2018, the Company completed a series of purchases of non-controlling
interests in the Company’s subsidiaries in exchange for units of Holdings. A total of 2,970 Class F units were issued with a value of $1,782 in exchange for non-controlling
interests with a carrying value of $289. This resulted in a decrease in contributed capital of $1,156. These purchases were for interests in 4Front PM Investco LLC, 4Front MARI Investco LLC, 4Front CIHI Investco LLC, and Mission Maryland LLC. See Note 20.